Schedule III-Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Insurance Information [Abstract]
Future policy benefits and expenses	$ 2,992.9	$ 3,068.1	$ 2,875.4
Unearned premiums	54.5	28.1	34.1
Claims and benefits payable	1,266.1	1,412.9	1,719.9
Premium revenues	5.5	180.3	1,047.5
Net investment income	64.2	97.8	169.5
Benefits claims, losses and settlement expenses	58.6	152.7	749.6
Other operating expenses	$ 22.5	$ 143.8	$ 386.2